COMBINED AND CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Initial Public Offering ('IPO')
Share issuance upon the initial public offering ("IPO"), issuance costs	¥ 79,138